EQUITY INVESTMENTS - Narrative Variable Interest Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Variable Interest Entity [Line Items]
Assets serving as collateral	$ 1,260,418	$ 1,056,543
Liabilities	$ 1,212,348	701,668
SPML Land, Inc.
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage	40.00%
Ownership by employees	60.00%
Assets serving as collateral	$ 21,700	22,400
Liabilities	$ 4,200	$ 7,700